Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — money market fund	$325,008,727	$—	$—
Liabilities:
Derivative warrant liabilities — Public warrants	$6,760,000	$—	$—
Derivative warrant liabilities — Private placement warrants	$—	$4,420,000	$—

Schedule of change in fair value of derivative warrant liabilities

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	16,340,000
Change in fair value of derivative warrant liabilities	(1,935,000)

Derivative warrant liabilities at March 31, 2021	$14,405,000
Transfer of Public Warrants to Level 1	(8,710,000)
Transfer of Private Warrants to Level 2	(5,695,000)
Change in fair value of derivative warrant liabilities	—

Derivative warrant liabilities at June 30, 2021	$—